CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	[1]
Current assets
Cash and cash equivalents	$ 129	$ 157	[2]
Trade receivables and other (Note 7)	692	604
Inventory	126	198
Derivative financial instruments (Note 24)	40	54
Current assets	987	1,013
Non-current assets
Property, plant and equipment (Note 8)	18,775	14,730
Investments in equity accounted investees (Note 10)	5,954	6,368
Intangible assets and goodwill (Note 9)	6,429	4,409
Right-of-use assets (Note 13)	822
Advances to related parties and other assets (Note 27)	186	144
Non-current assets	32,166	25,651
Total assets	33,153	26,664
Current liabilities
Trade payables and other (Note 12)	1,013	803
Loans and borrowings (Note 14)	74	480
Dividends payable	110	97
Lease liabilities	112
Contract liabilities (Note 18)	39	37
Taxes payable	103	67
Derivative financial instruments (Note 24)	6	6
Current liabilities	1,457	1,490
Non-current liabilities
Loans and borrowings (Note 14)	10,078	7,057
Lease liabilities	707
Decommissioning provision (Note 15)	864	569
Contract liabilities (Note 18)	192	131
Deferred tax liabilities (Note 11)	2,906	2,774
Other liabilities	179	239
Non-current liabilities	14,926	10,770
Total liabilities	16,383	12,260
Equity
Attributable to shareholders	16,710	14,344
Attributable to non-controlling interest	60	60
Total equity	16,770	14,404	[3]
Total liabilities and equity	$ 33,153	$ 26,664

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[2]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[3]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.